UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc. (formerly Scudder Value Series, Inc.)

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/28/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of February 28, 2006 (Unaudited)

DWS Large Cap Value Fund

(formerly Scudder Large Cap Value Fund)

	Shares	Value ($)

Common Stocks 95.6%
Consumer Discretionary 3.6%
Specialty Retail
Limited Brands, Inc.	784,300	18,564,381
Lowe's Companies, Inc.	300,500	20,488,090
TJX Companies, Inc.	1,297,900	31,785,571

		70,838,042
Consumer Staples 4.9%
Food Products 2.2%
General Mills, Inc.	486,575	23,963,819
Unilever NV (NY Shares)	266,100	18,517,899

		42,481,718
Household Products 2.7%
Colgate-Palmolive Co.	448,200	24,417,936
Kimberly-Clark Corp.	491,800	29,104,724

		53,522,660
Energy 15.3%
Energy Equipment & Services 2.9%
Baker Hughes, Inc.	265,400	18,039,238
BJ Services Co.	572,300	17,918,713
Halliburton Co.	314,900	21,413,200

		57,371,151
Oil, Gas & Consumable Fuels 12.4%
BP PLC (ADR)	377,914	25,101,048
Chevron Corp.	1,092,300	61,693,104
ConocoPhillips	697,200	42,501,312
ExxonMobil Corp.	1,380,230	81,944,255
Marathon Oil Corp.	446,100	31,494,660

		242,734,379
Financials 28.3%
Banks 12.6%
AmSouth Bancorp.	871,100	24,173,025
Bank of America Corp.	1,318,620	60,458,727
PNC Financial Services Group, Inc.	308,100	21,674,835
SunTrust Banks, Inc.	326,700	23,643,279
US Bancorp.	1,031,900	31,896,029
Wachovia Corp.	685,800	38,452,806
Wells Fargo & Co.	753,200	48,355,440

		248,654,141
Capital Markets 3.6%
Bear Stearns Companies, Inc.	155,200	20,865,088
Merrill Lynch & Co., Inc.	268,700	20,746,327
Morgan Stanley	505,200	30,140,232

		71,751,647

Diversified Financial Services 7.2%
Citigroup, Inc.	1,199,130	55,603,658
Freddie Mac	492,500	33,189,575
JPMorgan Chase & Co.	1,041,560	42,849,778
Washington Mutual, Inc.	226,900	9,688,630

		141,331,641
Insurance 4.9%
AFLAC, Inc.	498,400	23,051,000
Allstate Corp.	279,000	15,283,620
American International Group, Inc.	862,400	57,228,864

		95,563,484
Health Care 8.4%
Health Care Equipment & Supplies 1.1%
Baxter International, Inc.	545,800	20,658,530
Pharmaceuticals 7.3%
Abbott Laboratories	1,008,500	44,555,530
Johnson & Johnson	456,600	26,322,990
Mylan Laboratories, Inc.	532,800	12,254,400
Pfizer, Inc.	1,384,600	36,262,674
Wyeth	485,700	24,187,860

		143,583,454
Industrials 8.0%
Aerospace & Defense 3.2%
Honeywell International, Inc.	422,800	17,313,660
L-3 Communications Holdings, Inc.	307,400	25,548,014
United Technologies Corp.	343,500	20,094,750

		62,956,424
Commercial Services & Supplies 0.6%
Pitney Bowes, Inc.	292,500	12,501,450
Industrial Conglomerates 1.1%
General Electric Co.	683,700	22,473,219
Machinery 3.1%
Dover Corp.	558,100	26,755,314
Ingersoll-Rand Co., Ltd. "A"	814,600	33,423,038

		60,178,352
Information Technology 16.2%
Communications Equipment 3.8%
Cisco Systems, Inc.*	1,519,500	30,754,680
Nokia Oyj (ADR)	2,330,400	43,298,832

		74,053,512
Computers & Peripherals 4.0%
Hewlett-Packard Co.	1,270,363	41,680,610
International Business Machines Corp.	474,700	38,089,928

		79,770,538
IT Consulting & Services 2.5%
Automatic Data Processing, Inc.	436,600	20,166,554
First Data Corp.	624,000	28,161,120

		48,327,674

Semiconductors & Semiconductor Equipment 4.9%
Analog Devices, Inc.	742,400	28,315,136
Applied Materials, Inc.	1,238,300	22,710,422
Intel Corp.	1,757,900	36,212,740
Texas Instruments, Inc.	317,900	9,489,315

		96,727,613
Software 1.0%
Microsoft Corp.	738,700	19,871,030
Materials 4.1%
Chemicals 2.5%
Air Products & Chemicals, Inc.	254,100	16,303,056
E.I. du Pont de Nemours & Co.	805,100	32,397,224

		48,700,280
Containers & Packaging 1.6%
Sonoco Products Co.	997,500	32,638,200
Telecommunication Services 4.1%
Diversified Telecommunication Services
AT&T, Inc.	1,636,600	45,153,794
Verizon Communications, Inc.	1,037,300	34,957,010

		80,110,804
Utilities 2.7%
Electric Utilities
FPL Group, Inc.	601,800	25,233,474
Southern Co.	819,200	27,877,376

		53,110,850

Total Common Stocks (Cost $1,543,078,404)		1,879,910,793
Cash Equivalents 4.4%
Cash Management QP Trust, 4.51% (a) (Cost $87,292,823)	87,292,823	87,292,823
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,630,371,227)	100.0	1,967,203,616
Other Assets and Liabilities, Net	0.0	(397,801)

Net Assets	100.0	1,966,805,815

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 21, 2006